Related party transactions (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Key Management Personnel Compensation [Abstract]
Summary of Aggregate Compensation made to Directors and other Members of key Management Personnel

The aggregate compensation made to Directors and other members of key management personnel of the Group is set out below

	Year Ended June 30,
(in U.S. dollars)	2022	2021
Short-term employee benefits	2,294,897	2,401,749
Long-term employee benefits	12,206	12,646
Post-employment benefits	31,346	36,444
Share based payments	391,592	1,469,698
	2,730,041	3,920,537